Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations
Schedule of assets and liabilities acquired for business combination
	Phidelis	MVP	Total
Current assets
Cash and cash equivalents	162	217	379
Trade receivables	65	131	196
Taxes recoverable	1	4	5
Total current assets	228	352	580
Non-current assets
Property, plant and equipment	-	72	72
Intangible assets - Customer Portfolio	1,521	2,313	3,834
Intangible assets - Software	523	2,702	3,225
Total non-current assets	2,044	5,087	7,131
Total Assets	2,272	5,439	7,711

Current liabilities
Salaries and social contributions	58	4	62
Taxes payable	-	10	10
Income tax and social contribution payable	-	80	80
Other liabilities	-	12	12
Total current liabilities	58	106	164
Non-current liabilities
Provision for tax, civil and labor losses	-	2,504	2,504
Total non-current liabilities	-	2,504	2,504
Total liabilities	58	2,610	2,668
Net identifiable assets at fair value (A)	2,214	2,829	5,043
Total Consideration transferred (B)	3,600	18,366	21,966
Goodwill (B – A) (i)	1,386	15,537	16,923

Business combinations
Business Combinations
Schedule of assets and liabilities acquired for business combination
	SEL	Redação Nota 1000	EMME	De Gouges	Total
Current assets
Cash and cash equivalents	1,461	525	637	16,439	19,062
Trade receivables (vi)	-	1,327	1,082	18,190	20,599
Inventories (iv)	-	-	-	4,534	4,534
Prepayments	-	-	14	83	97
Taxes recoverable	-	-	9	1,947	1,956
Other receivables	180	-	-	12	192
Total current assets	1,641	1,852	1,742	41,205	46,440
Non-current assets
Property, plant and equipment	611	-	128	1,272	2,011
Other intangible assets	-	1,099	1	38	1,138
Intangible assets - Customer Portfolio (ii)	18,783	-	-	64,806	83,589
Intangible assets - Trade agreement (iii)	-	-	-	247,622	247,622
Intangible assets - Software (v)	1,296	5,692	4,048	-	11,036
Total non-current assets	20,690	6,791	4,177	313,738	345,396
Total Assets	22,331	8,643	5,919	354,943	391,836

Current liabilities
Suppliers	-	180	13	1,107	1,300
Salaries and social contributions	1	124	600	2,871	3,596
Taxes payable	17	207	102	-	326
Income tax and social contribution payable	33	-	-	5,232	5,265
Provision for trade discount	-	-	-	15,000	15,000
Other liabilities	-	1,673	2	25	1,700
Total current liabilities	51	2,184	717	24,235	27,187
Non-current liabilities
Provision for tax, civil and labor losses	-	-	-	1,231	1,231
Provision for trade discount	-	-	-	47,234	47,234
Total non-current liabilities	-	-	-	48,465	48,465
Total liabilities	51	2,184	717	72,700	75,652
Net identifiable assets at fair value (A)	22,280	6,459	5,202	282,243	316,184
Total Consideration transferred (B)	65,000	11,387	15,317	611,554	703,258
Goodwill (B – A) (i)	42,720	4,928	10,115	329,311	387,074

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) As a result of purchase price allocation, the Company identified R$ 18,783, customer portfolio (“SESI”), and R$ 64,806, customer portfolio (“De Gouges”) based on customer portfolio receivables expectation around 8% per year. See Note 14.

(iii) As a result of the purchase price allocation, the Company identified R$ 247,622, a commercial agreement (“Eleva Holding”), which corresponds to the sale of teaching material from "De Gouges" to partner schools of "Eleva Holding" within 10 years, with an estimated sales rate of 10% per year.

(iv) As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.

(v) As a result of purchase price allocation, the Company identified R$ 11,036, Educational Software applied in the “SESI” learning system, Writing Correction Software for Education System “Redação Nota 1000” and software that produces digital marketing material solutions for schools “EMME”, all of them based on relief from royalties’ criteria (RIR) and each acquisition with its corresponding rate of net revenue by investment. See Note 14.

(vi) Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.